Business Acquisition	12 Months Ended
Dec. 31, 2012
Business Acquisition

3. BUSINESS ACQUISITION

On October 25, 2011, FCI acquired the majority of the operating assets and employees of BTL System, Inc. (“BTL”), a Korea mobile TV-related software and module company. The aggregate purchase price was US$700 thousand in cash. Goodwill arising from the acquisition was US$160 thousand.

The following table summarizes the estimated fair values of the assets acquired assumed at the date of acquisition based on third-party asset valuations:

US$
Property and equipment	60
Software	480
Goodwill	160

Total assets acquired	700

Of the total assets acquired, US$480 thousand of software have a weighted-average useful life of approximately 4 years.

The Company is not materially impacted by the acquisition of BTL and therefore has not presented pro forma results of operations. The operating results of BTL have been included in the Company’s operations beginning October 25, 2011. The amounts of net sales and net loss of BTL since the acquisition date was nil and US$135 thousand for the year ended December 31, 2011.